Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Basic and diluted weighted average shares outstanding (in Shares)	1,000,000	1,347,027	1,244,225
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ (0.11)	$ (1.46)
Class A Ordinary Shares Subject to Possible Redemption
Basic and diluted weighted average shares outstanding (in Shares)		4,488,986	3,191,545
Basic and diluted net income per share (in Dollars per share)		$ (0.11)	$ (0.03)